CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
CONSOLIDATED BALANCE SHEETS
Trade notes and accounts receivables, allowance for doubtful accounts	$ 3,307	¥ 275,000	¥ 680,000
Common stock, par value
Common stock, shares authorized	450,000,000	450,000,000	450,000,000
Common stock, shares issued	143,500,000	143,500,000	143,500,000
Common stock, shares outstanding	136,140,971	136,140,971	133,460,664
Treasury stock, shares	7,359,029	7,359,029	10,039,336